UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2011

Date of reporting period:	4/30/2011

Item 1. Schedule of Investments

Prudential MoneyMart Assets, Inc.

Schedule of Investments

as of April 30, 2011 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit — 13.2%
$ 5,000	Bank of Nova Scotia 0.317%, 07/06/11(a)	$ 5,000,236
5,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 0.300%, 07/21/11	5,000,000
6,000	Barclays Bank PLC 0.304%, 08/08/11(a)	6,000,000
3,000	BNP Paribas 0.340%, 06/07/11	3,000,000
5,000	0.383%, 10/20/11(a)	5,000,000
3,600	BNP Paribas/New York 0.423%, 09/21/11(a)	3,600,000
7,000	Credit Agricole CIB/New York 0.340%, 05/02/11	7,000,000
23,000	Deutsche Bank AG/New York 0.310%, 05/13/11	23,000,000
10,000	Norinchukin Bank/New York 0.270%, 05/04/11	10,000,000
4,000	Rabobank Nederland NV/New York 0.314%, 09/13/11(a)	4,000,000
5,000	Royal Bank of Canada 0.271%, 02/14/12(a)	5,000,000
6,000	Societe Generale 0.370%, 05/09/11	6,000,000
2,000	Standard Chartered PLC 0.290%, 06/01/11	2,000,000
3,000	Svenska Handelsbanken AB 0.240%, 07/06/11	3,000,165
5,000	0.280%, 05/23/11	5,000,015
7,000	Toronto Dominion Bank/New York 0.281%, 10/28/11(a)	7,000,000

		99,600,416

Commercial Paper — 41.7%
4,000	ABN AMRO Funding USA LLC, 144A 0.310%, 05/03/11(b)	3,999,931
11,000	Bank of America Corp. 0.250%, 07/11/11 (original cost $10,993,049; purchased 04/11/11)(b)(c)	10,994,576
10,000	BASF AG, 144A 0.150%, 05/16/11(b)	9,999,375
6,000	0.180%, 06/01/11(b)	5,999,070
5,000	0.180%, 06/06/11(b)	4,999,100

8,200	Cargil, Inc., 144A 0.120%, 05/16/11 (original cost $8,199,508; purchased 04/28/11)(b)(c)	8,199,590
3,000	0.120%, 05/17/11 (original cost $2,999,810; purchased 04/28/11)(b)(c)	2,999,840
6,250	Citigroup Funding, Inc. 0.180%, 05/13/11(b)	6,249,625
5,000	Commonwealth Bank of Australia, 144A 0.190%, 07/14/11(b)	4,998,047
6,000	DnB NOR Bank SA, 144A 0.331%, 08/29/11(a)	6,000,000
4,000	European Investment Bank 0.250%, 06/22/11(b)	3,998,556
19,000	0.250%, 06/24/11(b)	18,992,875
8,000	GDF Suez, 144A 0.200%, 05/12/11(b)	7,999,511
11,000	General Electric Capital Corp. 0.140%, 05/31/11(b)	10,998,717
6,000	0.140%, 06/01/11(b)	5,999,276
4,000	Illinois Tool Works, Inc., 144A 0.150%, 06/20/11(b)	3,999,167
18,000	Mizuho Funding LLC 0.230%, 05/02/11(b)	17,999,885
10,000	Nestle Capital Corp., 144A 0.170%, 07/08/11(b)	9,996,789
5,000	Nestle Finance International Ltd., 144A 0.180%, 06/21/11(b)	4,998,725
11,000	Network Rail Infrastructure Finance PLC, 144A 0.140%, 05/04/11(b)	10,999,872
3,000	Old Line Funding LLC, 144A 0.200%, 07/18/11(b)	2,998,700
2,000	0.250%, 06/07/11(b)	1,999,486
1,000	0.250%, 07/01/11(b)	999,576
7,000	0.260%, 05/05/11(b)	6,999,798
4,000	0.260%, 06/01/11(b)	3,999,104
1,000	0.260%, 06/02/11(b)	999,769
4,000	0.260%, 06/03/11(b)	3,999,047
2,000	Philip Morris International, Inc., 144A 0.150%, 05/03/11(b)	1,999,983
10,000	Procter & Gamble Co. (The), 144A 0.150%, 06/15/11(b)	9,998,125
3,000	Prudential PLC, 144A 0.370%, 06/09/11(b)	2,998,797
3,000	Reckitt Benckiser TSY, 144A 0.280%, 08/11/11(b)	2,997,620
2,000	0.340%, 05/16/11(b)	1,999,717
3,000	0.340%, 05/17/11(b)	2,999,546
11,000	Roche Holdings, Inc., 144A 0.170%, 07/05/11(b)	10,996,624
5,000	Royal Bank of Scotland PLC, 144A 0.390%, 05/05/11(b)	4,999,783

5,000	Sanofi Aventis, 144A 0.240%, 06/16/11(b)	4,998,467
3,500	0.280%, 07/14/11(b)	3,497,985
4,000	0.340%, 09/13/11(b)	3,994,900
5,000	Skandinaviska Enskilda Banken AB, 144A 0.350%, 05/13/11(b)	4,999,417
7,000	Standard Chartered Bank, 144A 0.290%, 05/31/11(b)	6,998,308
8,000	0.310%, 05/06/11(b)	7,999,656
3,000	State Street Corp. 0.190%, 07/13/11(b)	2,998,844
1,000	Straight-A Funding LLC, 144A 0.200%, 07/05/11(b)	999,639
7,000	0.230%, 06/20/11(b)	6,997,764
13,000	0.230%, 07/01/11(b)	12,994,934
2,000	0.250%, 05/20/11(b)	1,999,736
5,000	Svenska Handelsbanken, Inc., 144A 0.210%, 07/08/11(b)	4,998,017
23,000	Swedbank AB 0.330%, 07/01/11(b)	22,987,139
7,000	Toyota Motor Credit Corp. 0.240%, 05/27/11(b)	6,998,787

		314,871,795

Loan Participation — 0.4%
3,000	Archer Daniels Midland Co. 0.250%, 05/25/11(d)	3,000,000

Other Corporate Obligation — 0.8%
6,000	Bank of America NA, Notes 0.313%, 07/27/11 (original cost $6,000,000; purchased 01/26/11)(a)(c)	6,000,000

Other Instruments - Agency Bonds — 2.4%
10,000	General Electric Capital Corp., FDIC Gtd. Notes, MTN 3.000%, 12/09/11(f)	10,159,575
5,000	Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes 1.625%, 07/15/11(f)	5,014,215
3,000	Wells Fargo & Co., FDIC Gtd. Notes 1.160%, 12/09/11(a)(f)	3,016,453

		18,190,243

Time Deposit — 0.9%
7,000	US Bank National Association 0.150%, 05/02/11	7,000,000

U.S. Government Agency Obligations — 11.9%

20,000	Federal Farm Credit Bank 0.236%, 10/07/11(a)	20,002,655
10,000	Federal Home Loan Bank 0.118%, 07/20/11(a)	9,999,331
2,000	0.118%, 07/25/11(a)	1,999,741
8,000	0.118%, 08/25/11(a)	7,998,331
5,000	0.120%, 05/25/11(e)	4,999,600
3,100	0.131%, 07/11/11(a)	3,099,539
5,000	0.183%, 09/26/11(a)	5,000,313
	Federal Home Loan Mortgage Corp.
5,000	0.174%, 09/19/11, MTN(a)	5,000,004
6,000	0.176%, 02/16/12, MTN(a)	6,001,011
16,325	1.125%, 12/15/11	16,404,636
	Federal National Mortgage Association
5,000	0.120%, 09/13/11(e)	4,997,750
4,000	0.174%, 09/19/11(a)	4,000,082

		89,502,993

U.S. Government Treasury Securities — 14.9%
20,000	U.S. Treasury Bills 0.145%, 06/02/11(b)	19,997,422
65,000	0.147%, 09/22/11(b)	64,961,900
1,000	0.250%, 11/17/11(b)	998,611
5,000	0.295%, 12/15/11(b)	4,990,659
3,000	U.S. Treasury Notes 0.750%, 11/30/11	3,008,264
3,000	0.875%, 05/31/11	3,001,712
5,000	0.875%, 01/31/12	5,021,077
10,000	1.000%, 07/31/11	10,023,009

		112,002,654

Repurchase Agreements (g) — 13.9%
57,709	Deutsche Bank Securities, Inc., 0.050%, dated 04/29/11, due 05/02/11 in the amount of $57,709,240	57,709,000
11,000	Deutsche Bank Securities, Inc., 0.080%, dated 04/27/11, due 05/04/11 in the amount of $11,000,171	11,000,000
12,000	Goldman, Sachs & Co., 0.080%, dated 04/27/11, due 05/04/11 in the amount of $12,000,187	12,000,000
12,000	Morgan Stanley & Co., Inc., 0.080%, dated 04/27/11, due 05/04/11 in the amount of $12,000,187	12,000,000
12,000	UBS Securities LLC, 0.080%, dated 04/27/11, due 05/04/11 in the amount of $12,000,187	12,000,000

		104,709,000

	TOTAL INVESTMENTS — 100.1% (amortized cost $754,877,101)(h)	754,877,101

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1%)	(482,035)

NET ASSETS — 100.0%	$ 754,395,066

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

MTN—Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2011.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a restricted security, the aggregate original cost of such securities is $28,192,367. The aggregate value of $28,194,006; is approximately 3.7% of net assets.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents a zero coupon bond. Rate shown reflects the effective yield at April 30, 2011.
(f)	FDIC—Guarantee issued under Temporary Liquidity Guarantee Program.
(g)	Repurchase agreements are collateralized by U.S. Government Agency issuances.
(h)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$99,600,416	$—
Commerical Paper	—	314,871,795	—
Loan Participation	—	3,000,000	—
Other Corporate Obligation	—	6,000,000	—
Other Instruments - Agency Bonds	—	18,190,243	—
Time Deposit	—	7,000,000	—
U.S. Government Agency Obligations	—	89,502,993	—
U.S. Government Treasury Securities	—	112,002,654	—
Repurchase Agreements	—	104,709,000	—

Total	$—	$754,877,101	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value is determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 20, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 20, 2011

*	Print the name and title of each signing officer under his or her signature.